Expense Example {- Fidelity Capital & Income Fund} - 04.30 Fidelity Capital & Income Fund, High Income Fund, & Focused High Income Fund Combo PRO-10 - Fidelity Capital & Income Fund - Fidelity Capital & Income Fund
Jun. 29, 2021 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847